Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000223272 | 912797LN5 | United States Treasury Bill, 4.230%, 6/12/25
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000223272 | 1EJ5P5500_20250407_L_ADM | S&P E-mini 1st Week Index Apr25P 5500
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223272 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223272 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000223272 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000223272 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	99.90%
C000223274 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223274 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223274 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223274 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223274 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223274 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223274 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223274 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223274 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223274 | 4169219 | Carlsberg A/S Series B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223274 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223274 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1.50%
C000223274 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000223274 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000223274 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000223277 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223277 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223277 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223277 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223277 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223277 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223277 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223277 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223277 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223277 | 4169219 | Carlsberg A/S Series B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223277 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223277 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1.50%
C000223277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000223277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000223277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000223275 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223275 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223275 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223275 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223275 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223275 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223275 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223275 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223275 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223275 | 4169219 | Carlsberg A/S Series B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223275 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223275 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1.50%
C000223275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000223275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000223275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000223276 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223276 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223276 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223276 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223276 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223276 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223276 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223276 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223276 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223276 | 4169219 | Carlsberg A/S Series B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223276 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223276 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1.50%
C000223276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223276 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000223276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000223276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.80%